Related Party Transactions	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions
Note 4. Related Party Transactions

5% Bridge Notes

From December 2013 to March 2014, the Company issued to certain accredited investors unsecured convertible promissory notes (the “5% Bridge Notes”) in the original principal amount of $1,793,000. This includes two notes in the aggregate amount of $120,000 issued to Jerrell Shelton, the Company’s Chief Executive Officer, on December 11, 2013 and January 10, 2014 as well as a note in the amount of $100,000 issued to GBR Investments, LLC on February 3, 2014, of which Richard Rathmann, a Director of the Company, is the manager (see Note 6).

Related Party Notes Payable

As of December 31, 2014 and March 31, 2014, the Company had aggregate principal balances of $483,500 and $555,500, respectively, in outstanding unsecured indebtedness owed to four related parties, including former members of the Company’s board of directors, representing working capital advances made to the Company from February 2001 through March 2005. These notes bear interest at the rate of 6% per annum and provide for aggregate monthly principal payments which began April 1, 2006 of $2,500, and which increased by an aggregate of $2,500 every nine months to a maximum $10,000 per month. As of December 31, 2014, the aggregate principal payments totaled $8,000 per month. Any remaining principal and accrued interest is due at maturity on various dates through March 1, 2015. Accrued interest, which is included in related party notes payable in the accompanying condensed consolidated balance sheets, amounted to $826,200 and $802,600 as of December 31, 2014 and March 31, 2014, respectively.

Class A Convertible Preferred Stock

In November 2014, both Mr. Shelton and GBR Investments, LLC participated in the Class A convertible preferred stock offering described in Note 8 and the Company issued 4,167 shares of Class A convertible preferred stock each in exchange for an aggregate amount of $100,000.

Note 7. Related Party Transactions

Related Party Notes Payable

As of March 31, 2014 and 2013, the Company had aggregate principal balances of $555,500 and $651,500, respectively, in outstanding unsecured indebtedness owed to four related parties, including former members of the Company’s board of directors, representing working capital advances made to the Company from February 2001 through March 2005. These notes bear interest at the rate of 6% per annum and provide for aggregate monthly principal payments which began April 1, 2006 of $2,500, and which increased by an aggregate of $2,500 every nine months to a maximum of $10,000 per month. As of March 31, 2014, the aggregate principal payments totaled $8,000 per month. Any remaining unpaid principal and accrued interest is due at maturity on various dates through March 1, 2015.

Related-party interest expense under these notes was $36,500 and $42,200 for the years ended March 31, 2014 and 2013, respectively. Accrued interest, which is included in related party notes payable in the accompanying consolidated balance sheets, amounted to $802,600 and $766,200 as of March 31, 2014 and 2013, respectively.

Convertible Bridge Notes

During the year ended March 31, 2014, the Company issued to certain accredited investors various unsecured promissory notes with the terms as described under Note 8. These unsecured promissory notes included $120,000 of the 5% Bridge Notes (as defined below) issued to Jerrell Shelton, the Company’s Chief Executive Officer, $100,000 of the Bridge Notes (as defined below) issued to Richard Rathmann, a member of the Board of Directors of the Company, $200,000 of the Bridge Notes and $100,000 of the 5% Bridge Notes issued to GBR Investments, LLC, of which Richard Rathmann is the manager.